9. Stockholders Deficit - Stock Option Activity (Details) (Q2) (USD $)	15 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]	Dec. 31, 2013 Quarter 2 [Member]
Beginning Balance, Options		200,000	300,000
Beginning Balance, Weighted Average Exercise Price		$ 0.375	$ 0.375
Beginning Balance, Weighted Average Remaining Contractual Life (In Years)	4 years 8 months	4 years 2 months	4 years 8 months
Options Granted	300,000
Options Granted, Weighted Average Exercise Price	$ 0.375
Options Granted, Weighted Average Remaining Contract (In Years)	5 years
Options Exercised
Options Forfeited/Cancelled			(100,000)
Options Forfeited/Cancelled, Exercise Price
Ending Balance, Options Outstanding		200,000	200,000
Ending Balance, Weighted Average Exercise Price, Options Outstanding		$ 0.375	$ 0.375
Ending Balance, Options Exercisable
Ending Balance, Options Exercisable, Exercise Price